EARNINGS PER SHARE (Details 1) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount, Total	170,377	110,108	168,672	97,185	93,573
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount, Total	55,436	54,643	53,731	52,795	49,183
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount, Total	14,455	11,420	14,455	345	345
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount, Total	100,486	44,045	100,486	44,045	44,045